OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2014
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2012	2013	2014
	(EUR in millions)
Insurance claims, reserves movement, commissions and reinsurance premium ceded	470	531	256
Credit card costs	48	27	19
Hotel running costs	30	28	24
Broker costs	3	5	5
Rental expense	123	121	119
Taxes and duties other than income tax	95	105	67
Promotion and advertising	67	68	53
Third party fees	124	133	165
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA	211	185	161
Other provisions	95	62	317
Other	329	400	405
Total	1,595	1,665	1,591

Commissions on issues of Hellenic Republic Bank Support Plan – Pillar II & III relate to the fees payable to the Hellenic Republic with respect to the notes issued by the Bank and guaranteed by the Hellenic Republic, in the context of Pillar II & III of the Hellenic Republic Bank Support Plan and commissions on ELA funding, as described in Note 18.

Other Noninterest Expense Insurance Claims Reserves Movement Tables [Text Block]

Insurance claims, reserves movement, commissions and reinsurance premium ceded for the years ended December 31 comprised:
	2012	2013	2014
	(EUR in millions)
Reinsurance premiums ceded	77	62	74
Insurance benefits and claims incurred	525	355	311
Reinsurance recoveries	4	7	-6
Net insurance claims and benefits incurred	529	362	305
Movement in mathematical and other reserves	-239	23	(190)
Share of reinsurers	2	6	2
Net movement in mathematical and other reserves	(237)	29	(188)
Commission expense	77	64	55
Other insurance related expenses	24	14	10
Total	470	531	256